Post-Employment Obligations And Compensatory Indemnity - Schedule of Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current service cost		R$ 4	R$ 7	R$ 11
Past service cost		(2,545)		(56)
Interest on the actuarial obligation		1,524	1,322	1,653
Net expense in 2025		(2,029)
Compensatory indemnity		1,280
Total expense in 2025		(751)
Pension Plans And Retirement Supplement Plan [Member]
IfrsStatementLineItems [Line Items]
Current service cost		1	1
Past service cost
Interest on the actuarial obligation		1,222	1,055	1,276
Expected return on the assets of the Plan		(1,012)	(842)	(1,004)
Net expense in 2025		211	214	272
Health Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost		3	6	11
Past service cost		(2,501)		(55)
Interest on the actuarial obligation		297	262	370
Expected return on the assets of the Plan
Net expense in 2025		(2,201)	268	326
Dental Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost
Past service cost		(44)		(1)
Interest on the actuarial obligation		5	5	7
Expected return on the assets of the Plan
Net expense in 2025		(39)	5	6
Total [Member]
IfrsStatementLineItems [Line Items]
Current service cost	R$ 1	4	7	11
Past service cost		(2,545)		(56)
Interest on the actuarial obligation	1,118	1,524	1,322	1,653
Expected return on the assets of the Plan	R$ (919)	(1,012)	(842)	(1,004)
Net expense in 2025		R$ (2,029)	R$ 487	R$ 604